Intangibles And Goodwill (Intangibles Subject To Amoritzation) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 505	$ 500	$ 459
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	822	731
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	317	231
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	440	412	377
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	697	595
Software [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	257	183
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	11	22	3
Software Under Construction [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	11	22
Software Under Construction [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	0	0
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	54	66	$ 79
Customer Relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	114	114
Customer Relationships [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 60	$ 48